Note 28 - Financial Instruments and Risks	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
28.	FINANCIAL INSTRUMENTS AND RISKS

Risk factors

The Company is exposed to foreign currency, interest rate, commodity price, liquidity and credit risk in the ordinary course of its business. The Company analyzes each of these risks both individually and on a consolidated basis, to define strategies to manage the economic impact on risk's performance consistent with its Financial Risk Management Policy (the “Policy”).

The Company's use of derivatives strictly follows the Financial Risk Management Policy approved by the Board of Directors. The policy is intended to provide guidelines for the management of the financial risks inherent to the capital markets in which Ambev operates. The policy includes four
main aspects: (i) capital structure; financing and liquidity; (ii) transactional risks related to the business; (iii) financial statement translation risk; and (iv) credit risks of financial counterparties.

The policy establishes that all the financial assets and liabilities in each country in which Ambev operates must be denominated in their respective local currencies. The policy also sets out the procedures and controls required to identify, measure and minimize market risks, such as variations in foreign exchange rates, interest rates and commodities (mainly aluminum, wheat, corn and sugar) that may
affect Ambev's revenue, costs and/or investment amounts. The policy states that all of the known risks (e.g. foreign currency and interest) shall be hedged by contracting derivative financial instruments. Existing risks which are not
yet recorded (e.g. future contracts for the purchase of raw materials or property, plant and equipment) shall be mitigated using projections for the period required for the Company to adapt to the new costs scenario, which may
vary from
ten
to
fourteen
months, also through the use of derivative financial instruments. Most translation risks are not
hedged. Any exceptions to the policy must be approved by the Board of Directors.

Derivative financial instruments

The derivative financial instruments authorized under the Financial Risk Management Policy include Futures contracts traded on exchanges, Full deliverable forwards, Non-deliverable forwards, Swaps and Options. At
December 31, 2020,
the Company and its subsidiaries had
no
target forwards, swaps with currency verification, or any other derivative transactions representing a risk level above the nominal value of the contracts. The derivative operations are managed on a consolidated basis and classified based on the strategy according to their purposes, as follows:

i) Cash flow hedge derivative instruments - Highly probable forecast transactions contracted to minimize the Company's exposure to fluctuations in exchange rates and the prices of raw materials, investments, equipment and services to be procured, protected by cash flow hedges that shall occur at various different dates over the next fourteen
months. Gains and losses classified as hedging reserves in equity are recognized in the income statement in the period or periods during which the forecast and hedged transaction affects the income statement.

ii) Fair value hedge derivative instruments - operations contracted for the purpose of mitigating the Company's net indebtedness against foreign exchange and interest rate risk. Net cash positions and foreign currency debts are continually assessed to identify new indications of exposure.

The results of these operations, measured according to their fair value, are recognized in financial results.

iii) Net investment hedge derivative instruments - transactions entered into to minimize the exposure to exchange differences arising from the conversion of net investments in the Company's subsidiaries located abroad for the purpose of translating the account balance. The effective portion of the hedge is allocated to equity, while the ineffective portion is recorded directly in the financial income statement when identified.

The following tables summarize the exposure of the Company identified and protected in accordance with the Company's Risk Policy. The following classifications have been applied:

Operational Hedges: Refers to exposure arising from the core business of the Company, such as purchases of inputs, purchases of fixed assets and service contracts linked to foreign currency, which are protected using derivatives.

Financial Hedge: Refers to exposure arising from cash and financing activities, such as foreign currency cash and foreign currency debt, which is protected t using derivatives.

Investment Hedges Abroad: Refers mainly to exposure arising from cash held in foreign currency in foreign subsidiaries, with a functional currency different from the consolidation currency.

Investment Hedge - Put options granted on subsidiaries: As detailed in item IV (d) the Company constituted a liability related to the acquisition of a non-controlling interest of the operations in the Dominican Republic. This financial instrument is denominated in US Dollars (Tranche A) and Dominican Pesos (Tranche B) and is recorded by an entity, whose functional currency is the Real. The Company assigned this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the US Dollar and the Dominican Peso, in such a manner that the hedge result can be recorded in other comprehensive income of the group, following the result of the hedged item.

Transactions protected by derivative financial instruments in accordance with the Financial Risk Management Policy

						2020
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(15,837.8)	15,588.4	364.5	(287.8)	(1,283.7)	1,599.2	1,489.5
	Commodities	(2,629.1)	2,379.7	343.9	(7.8)	(134.3)	(104.2)	157.4
	US Dollars	(13,087.7)	13,087.7	8.7	(271.8)	(1,157.1)	1,726.0	1,430.0
	Euros	(50.8)	50.8	1.9	(0.3)	(3.3)	9.7	13.8
	Mexican Pesos	(70.2)	70.2	10.0	(7.9)	11.0	(32.3)	(111.7)

Fixed Assets		(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8
	US Dollars	(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8

Expenses		(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7
	US Dollars	(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7

Debts		(233.3)	-	-	-	-	-	-
	US Dollars	(4.9)	-	-	-	-	-	-
	Interest rates	(228.4)	-	-	-	-	-	-

Equity Instrument		(1,740.5)	700.9	142.6	-	(329.3)	-	-
	Stock exchange prices	(1,740.5)	700.9	142.6	-	(329.3)	-	-

Foreign Investments		-	-	-	-	1.0	-	(2.2)
	US Dollars	-	-	-	-	1.0	-	(2.2)
As at December 31, 2020		(19,199.9)	17,677.6	509.3	(329.8)	(1,890.0)	1,768.5	1,770.8

						2019
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(11,823.8)	11,630.3	122.2	(266.4)	(1,147.1)	873.5	652.9
	Commodities	(2,293.5)	2,100.0	36.8	(74.8)	(57.5)	(197.1)	(108.3)
	US Dollars	(9,192.4)	9,192.4	44.3	(188.6)	(1,085.4)	1,132.8	795.5
	Euros	(177.6)	177.6	-	(3.0)	(3.3)	(4.3)	(8.8)
	Mexican Pesos	(160.3)	160.3	41.1	-	(0.9)	(57.9)	(25.5)

Fixed Assets		(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9
	US Dollars	(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9

Expenses		(262.1)	262.1	2.2	(17.3)	(5.6)	4.8	2.7
	US Dollars	(262.1)	262.1	2.2	(17.3)	(5.6)	5.0	2.8
	Rupees	-	-	-	-	-	(0.2)	(0.1)

Cash		-	-	-	-	(0.1)	-	-
	Interest rates	-	-	-	-	(0.1)	-	-

Debts		(362.7)	-	-	-	5.9	-	-
	US Dollars	(114.3)	-	-	-	0.6	-	-
	Interest rates	(248.4)	-	-	-	5.3	-	-

Equity Instrument		(1,873.4)	1,057.8	37.5	(17.9)	161.1	-	-
	Stock Exchange Prices	(1,873.4)	1,057.8	37.5	(17.9)	161.1	-	-

Foreign Investments		-	-	-	-	-	(28.5)	28.5
	US Dollars	-	-	-	-	-	(28.5)	28.5
As at December 31, 2019		(15,138.9)	13,767.1	173.3	(355.4)	(1,265.7)	1,052.2	884.0

I.          Market risk

a.1
) Foreign currency risk

The Company is exposed to foreign currency risk on borrowings, investments, purchases, dividends and/or interest expenses/income where these are denominated in a currency other than the functional currency of the subsidiary. The main derivative financial instruments used to manage foreign currency risk are futures contracts, swaps, options, non-deliverable forwards and full deliverable forwards.

a.2
) Commodity Risk

A significant portion of the Company's inputs is made up of commodities, which have historically experienced substantial price fluctuations. The Company therefore uses both fixed price purchasing contracts and derivative financial instruments to minimize its exposure to volatility in the commodity prices of aluminum, sugar, wheat and corn. These derivative financial instruments have been designated as cash flow hedges.

a.3
) Interest rate risk

The Company applies a dynamic interest rate hedging approach, whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of the Company's policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, considering market conditions, as well as the Company's overall business strategy, which is reviewed periodically.

The table below demonstrates the Company's exposure related to debts, before and after the application of the interest rate hedging strategy, within the limits established by the risk policy. In
2020,
the Company is
not
applying hedges to the exposure described below:

	2020
	Risk
	Interest rate	Amount
Brazilian Reais	3.9%	852.4
Post fixed interest rate		852.4

Brazilian Reais	5.4%	3,002.4
Argentinean Pesos	23.3%	4.5
Dominican Pesos	9.8%	342.7
Guatemalan Quetzal	8.4%	15.3
Other	8.1%	48.6
Bolivian Pesos	5.2%	178.9
US Dollars	4.2%	4.9
Canadian Dollars	3.5%	342.6
Pre-fixed interest rate		3,939.9

	2019
	Risk
	Interest rate	Amount
Brazilian Reais	9.3%	171.8
US Dollars	4.1%	95.3
Canadian Dollars	2.7%	0.5
Post-fixed interest rate		267.6

Brazilian Reais	10.4%	2,006.7
Dominican Pesos	10.0%	209.7
US Dollars	4.7%	19.1
Guatemalan Quetzal	6.3%	12.0
Canadian Dollars	3.5%	243.7
Other	9.2%	126.3
Pre-fixed interest rate		2,617.5

Sensitivity analysis

The Company substantially mitigates the risks arising from non-derivative financial assets and liabilities, through the use of derivative financial instruments. In this context, the Company has identified the main risk factors that could generate losses from these derivative financial instruments, and has developed a sensitivity analysis based on three
scenarios, which
may
impact the Company's future results and/or cash flow, as described below:

1
- Probable scenario: Management's expectations regarding the deterioration of each transaction's main risk factor. To measure the possible effects on the results of derivative transactions, the Company uses the parametric Value at Risk (“VaR”), a statistical measure developed based on estimates of standard deviation and correlation between the returns of several risk factors. This model gives in the loss limit expected for an asset over a certain time period and confidence interval. Under this methodology, we used the potential exposure of each financial instrument, a range of
95%
and a horizon of
21
days from
December 31, 2020
for the calculation, which are presented in the model.

2
- Adverse scenario:
25%
deterioration in each transaction's main risk factor compared to the level observed as at
December 31, 2020.

3
- Remote scenario:
50%
deterioration in each transaction's main risk factor compared to the level observed as at
December 31, 2020.

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	336.1	113.4	(258.9)	(853.8)
Input purchases		(336.1)	(90.2)	321.3	978.5
Foreign exchange hedge	Foreign currency decrease	(259.4)	(369.2)	(3,561.6)	(6,863.7)
Input purchases		259.4	369.2	3,561.6	6,863.7
Cost effects		-	23.2	62.4	124.7

Foreign exchange hedge	Foreign currency decrease	(29.6)	(33.5)	(290.2)	(550.8)
Capex purchases		29.6	33.5	290.2	550.8
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(10.2)	(11.6)	(96.7)	(183.1)
Expenses		10.2	11.6	96.7	183.1
Expense effects		-	-	-	-

Debt	Foreign currency decrease	-	-	1.2	2.4
Interest expenses	Increase in interest rate	-	0.8	11.1	20.9
Debt effects		-	0.8	12.3	23.3

Equity instrument hedge	Stock exchange price	142.6	95.6	(32.6)	(207.8)
Expenses	Decrease	(142.6)	(35.0)	292.5	727.6
Equity effects		-	60.6	259.9	519.8
		-	84.6	334.6	667.8

As of
December 31, 2020
the Notional and Fair Value amounts per instrument and maturity were as follow:

		Notional Value
Exposure	Risk	2021	2022	2023	2024	>2024	Total

Cost		15,511.2	77.2	-	-	-	15,588.4
	Commodities	2,302.5	77.2	-	-	-	2,379.7
	US Dollars	13,087.7	-	-	-	-	13,087.7
	Euros	50.8	-	-	-	-	50.8
	Mexican Pesos	70.2	-	-	-	-	70.2

Fixed assets		1,042.5	-	-	-	-	1,042.5
	US Dollars	1,042.5	-	-	-	-	1,042.5

Expenses		345.8	-	-	-	-	345.8
	US Dollars	345.8	-	-	-	-	345.8

Equity instruments		700.9	-	-	-	-	700.9
	Stock prices	700.9	-	-	-	-	700.9
		17,600.4	77.2	-	-	-	17,677.6

		Fair Value
Exposure	Risk	2021	2022	2023	2024	>2024	Total

Costs		73.3	3.4	-	-	-	76.7
	Commodities	332.7	3.4	-	-	-	336.1
	US Dollars	(263.1)	-	-	-	-	(263.1)
	Euros	1.6	-	-	-	-	1.6
	Mexican Pesos	2.1	-	-	-	-	2.1

Fixed assets		(29.6)	-	-	-	-	(29.6)
	US Dollars	(29.6)	-	-	-	-	(29.6)

Expenses		(10.2)	-	-	-	-	(10.2)
	US Dollars	(10.2)	-	-	-	-	(10.2)

Equity instruments		142.6	-	-	-	-	142.6
	Stock prices	142.6	-	-	-	-	142.6
		176.1	3.4	-	-	-	179.5

II.     Credit Risk

Concentration of counterparty credit risk

A substantial portion of the Company's sales is made to distributors, supermarkets and retailers, through a broad distribution network. Credit risk is reduced due to the widespread number of customers and control procedures used to monitor risk. Historically, the Company has not
incurred significant losses on receivables from customers.

Concentration of counterparty credit risk

In order to minimize the credit risk of its investments, the Company has adopted procedures for the allocation of cash and investments, taking into consideration the credit limits and credit analysis of financial institutions, avoiding credit concentration, i.e. the credit risk is monitored and minimized by restricting negotiations to a select group of highly rated counterparties.

The selection process for financial institutions authorized to operate as counterparties of the Company is set forth in the Credit Risk Policy, which also establishes exposure limits for each counterparty based on each counterparty's risk rating and capitalization.

In order to minimize the credit risk on significant derivative transactions with its counterparties, the Company has adopted bilateral “trigger” clauses. According to these clauses, where the fair value of an operation exceeds a certain percentage of its notional value (generally between
10%
and
15%
), the debtor must settle the difference in favor of the creditor.

Any deposits or cash available, must be kept in accounts with top tier banks, or banks with a high credit rating in the respective country. Any position of a short-term nature (less than six
months) should be considered as a deposit or cash.

Counterparty risk must be managed by the Company globally, with product limits established by the treasury area, considering: (i) the counterparty's credit rating (ii) the transaction term (iii) the amount; and (iv) the split between assets and liabilities, in the absence of a clearing clause in derivative contracts.

The counterparty risk is reassessed.

The carrying amounts of cash and cash equivalents, investment securities, trade receivables excluding prepaid expenses, recoverable taxes and derivative financial instruments are disclosed net of provisions for impairment, and represent the maximum exposure to credit risk as at
December 31, 2020.
As at
December 31, 2020,
there was
no
concentration of credit risk on any counterparties in excess of the limits established by the Company's risk policy.

III.     Liquidity Risk

Historically, the Company's primary sources of cash flow have been cash flow from operating activities, the issuance of debt, bank borrowings and equity securities. Ambev's material cash requirements have included the following:

•	Debt servicing;
•	Capital expenditure;
•	Investments in companies;
•	Increases in the ownership of Ambev's subsidiaries or companies in which it holds equity investments;
•	Share buyback programs; and
•	Payments of dividends and interest on shareholders' equity.

The Company believes that cash flows from operating activities, cash and cash equivalents and short-term investments, together with derivatives and access to loan facilities are sufficient to finance capital expenditures, financial liabilities and dividend payments in the future.

	2020
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	32,353.3	33,694.3	27,340.5	4,015.3	272.2	424.5	1,641.8
Secured bank loans	2,179.2	2,360.2	2,038.4	82.6	61.7	51.6	125.9
Unsecured bank loans	247.8	271.3	270.2	1.1	-	-	-
Debentures and bonds	108.6	124.4	124.4	-	-	-	-
Unsecured other loans	135.6	307.7	52.9	42.1	31.2	19.1	162.4
Lease liabilities	2,121.1	2,715.0	532.7	558.3	398.1	566.2	659.7
	37,145.6	39,472.9	30,359.1	4,699.4	763.2	1,061.4	2,589.8

	2019
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	25,589.6	26,899.1	21,592.0	3,332.9	286.0	221.7	1,466.5
Secured bank loans	461.2	577.8	197.6	70.3	70.9	87.9	151.1
Unsecured bank loans	212.7	214.5	21.1	190.6	2.8	-	-
Debentures and bonds	106.6	141.8	15.9	122.5	-	3.4	-
Unsecured other loans	134.4	261.5	56.1	49.1	41.3	13.7	101.3
Lease liabilities	2,147.9	2,766.6	572.2	616.2	466.3	447.6	664.3
	28,652.4	30,861.3	22,454.9	4,381.6	867.3	774.3	2,383.2

(i) Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to our participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one
year.

Equity price risk

Through the equity swap transactions approved on
December 19, 2019,
May 13, 2020
and
December 9, 2020
by the Board of Directors of Ambev (see Note
1
-
Corporate information
), the Company, or its subsidiaries, will receive price variations related to its shares traded on the stock exchange, or on its ADRs, thus neutralizing the possible effects of the stock price fluctuations on the share-based payments made by the Company. As these derivative instruments are not
eligible for hedge accounting, they were
not
therefore allocated to any hedging arrangements.

In
December 2020,
exposure equivalent to
R$1.7
billion (
R$1.9
billion as of
December 31, 2019)
in AmBev's shares (or ADRs) was partially hedged, resulting in a loss in the income statement of
R$329.3
(a gain in the income statement of
R$161.1
as at
December 31, 2019).

IV.     Capital management

The Company is continuously optimizing its capital structure in order to maximize shareholder value while maintaining the desired financial flexibility to execute its strategic projects. Besides the statutory minimum equity funding requirements applicable to the Company's subsidiaries in different countries, the Company is not
subject to any externally imposed capital requirements. When analyzing the capital structure, the Company uses the same debt ratings and capital classifications applied to the financial statements.

Financial instruments

(a) Financial instruments categories

The financial instruments held by the Company are managed through operational strategies and internal controls to assure liquidity, profitability, and transaction security. Transactions involving financial instruments are regularly reviewed to assets the effectiveness of the risk exposure that management intends to cover (foreign exchange, and interest rate, among others).

The table below shows all of the financial instruments recognized in the financial statements, segregated by category:

	2020
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	17,090.3	-	17,090.3
Trade receivables excluding prepaid expenses	6,629.0	-	6,629.0
Investment securities	213.9	1,700.0	1,913.9
Derivative financial instruments	-	142.6	142.6
Derivatives hedges	-	366.7	366.7
Total	23,933.2	2,209.3	26,142.5

Financial liabilities
Trade payables	19,995.0	-	19,995.0
Put options granted on subsidiaries	-	3,493.7	3,493.7
Derivatives hedges	-	329.8	329.8
Interest-bearing loans and borrowing	4,792.3	-	4,792.3
Other liabilities	2,581.0	-	2,581.0
Total	27,368.3	3,823.5	31,191.8

	2019
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	11,900.7	-	11,900.7
Trade receivables excluding prepaid expenses	6,456.7	-	6,456.7
Investment securities	163.6	14.6	178.2
Derivative financial instruments	-	37.6	37.6
Derivatives hedges	-	135.7	135.7
Total	18,521.0	187.9	18,708.9

Financial liabilities
Trade payables	15,379.1	-	15,379.1
Put options granted on subsidiaries	-	3,092.2	3,092.2
Derivative financial instruments	-	17.9	17.9
Derivatives hedges	-	337.5	337.5
Interest-bearing loans and borrowing	3,062.8	-	3,062.8
Other liabilities	1,583.8	-	1,583.8
Total	20,025.7	3,447.6	23,473.3

(b) Classification of financial instruments by type of fair value measurement

IFRS
13
defines the fair value as the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Also pursuant to IFRS
13,
financial instruments measured at fair value shall be classified within the following categories
:

Level
1
- quoted prices (unadjusted) in active markets available to the entity for identical assets or liabilities as at the valuation date;

Level
2
- inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly; and

Level
3
-inputs which are
not
observable for the asset or liability.

	2020				2019

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit and loss	1,700.0	-	-	1,700.0	14.6	-	-	14.6
Derivatives assets at fair value through profit and loss	-	142.6	-	142.6	-	37.6	-	37.6
Derivatives - operational hedge	85.5	281.2	-	366.7	25.1	110.6	-	135.7
	1,785.5	423.8	-	2,209.3	39.7	148.2	-	187.9
Financial liabilities
Financial liabilities at fair value through profit and loss	-	-	3,493.7	3,493.7	-	-	3,092.2	3,092.2
Derivatives liabilities at fair value through profit and loss	-	-	-	-	-	17.9	-	17.9
Derivatives - operational hedge	102.6	227.2	-	329.8	43.2	294.3	-	337.5
	102.6	227.2	3,493.7	3,823.5	43.2	312.2	3,092.2	3,447.6

Reconciliation of changes in the assets categorized at Level
3

Financial liabilities at December 31, 2019	3,092.2
Disbursement of investments	(83.5)
Reduction	(73.5)
Total gains and losses during the period	558.5
Losses/(gains) recognized in net income	(42.9)
Losses/(gains) recognized in equity	601.4
Financial liabilities at December 31, 2020	3,493.7

(c) Fair value of financial liabilities measured at amortized cost

The Company's liabilities, interest-bearing loans and borrowing, trade payables excluding tax payables, are recorded at amortized cost based on the effective rate method, plus indexation and foreign exchange gains/losses, based on the closing indices for each exercise.

The financial instruments recorded at amortized cost are similar to the fair value and are not
of sufficiently material to require disclosure.

(d) Fair value of liabilities measured through profit or loss

As part of the negotiations regarding the acquisition of the shares of Tenedora, the Company signed the second
amendment to the Shareholders' Agreement extending the partnership between the Company and ELJ. ELJ is currently the owner of
15%
of the shares of Tenedora, and its put options are now divided into two
tranches: (i) Tranche A, corresponding to
12.11%
of the shares, exercisable in
2022,
2023
and
2024;
and (ii) Tranche B, corresponding to
2.89%
of the shares, exercisable from
2026.
The Company, on the other hand, has a call option over Tranche A shares, exercisable from
2021,
and Tranche B shares, exercisable from
2029.
On
December 31, 2020,
the sum of the
two
ELJ tranches is
R$3,489.1.

The fair value of (i) Tranche A is calculated considering the interest under the contract, plus foreign exchange variations, less the dividends paid between the date of signature of the amendment and the exercise of the option.

The fair value of (ii) Tranche B is calculated based on the EBITDA multiple defined in the contract, less the net debt, brought to its present value, calculated using standard valuation techniques (the present value of the principal amount and future interest, discounted by the local currency's WACC rate as at the date of the calculation). The criteria used are based on market information from reliable sources and are categorized as “Level
3”.

Calculation of the fair value of derivatives

The Company measures derivative financial instruments by calculating their fair value, using market curves that impact the value of the instrument as at the computation date. In the case of swaps, the asset and the liability positions are estimated independently and brought to their fair value, equivalent to the difference between the results of the asset and liability amounts, which generates the swap's market value. For traded derivative financial instruments, the fair value is calculated based on the exchange-listed price.

Margins pledged as guarantees

In order to comply with the guarantee requirements regarding derivative exchanges and/or counterparties to certain operations with derivative financial instruments, as at
December 31, 2020
the Company held
R$798.9
in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (
R$816.9
as at
December 31, 2019).

Offsetting of financial assets and liabilities

For financial assets and liabilities subject to settlement agreements on a net basis or similar agreements, each agreement between the Company and the counterparty allows this type of settlement when both parties opt for this. In the absence of such a decision, the assets and liabilities will be settled at their gross amounts, but each party shall have the option to settle on a net basis, in case of a default by the counterparty.